Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Trade and other receivables [Abstract]
Trade receivables	$ 322,231	$ 242,008
Tax receivables	50,190	50,901
Prepayments	25,977	5,150
Other accounts receivable	12,867	19,508
Trade and other receivables	$ 411,265	$ 317,568